Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries
These consolidated financial statements comprise the financial statements of the Company and its material subsidiaries, noted below.

Entity name	Country	Ownership percentage December 31, 2025	Ownership percentage December 31, 2024
		%	%
Docebo S.P.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	United Arab Emirates	100	100
Docebo UK Limited	England and Wales	100	100
Docebo France Société par Actions Simplifiée ("Docebo France")	France	100	100
Docebo DACH GmbH ("Docebo Germany")	Germany	100	100
Docebo Australia Pty Ltd. ("Docebo Australia")	Australia	100	100